Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (93.8%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (6.1%)
Telkom Indonesia Persero Tbk PT	Indonesia	29,118,700	8,482
Tencent Holdings, Ltd.	China	1,039,000	35,089
Vodacom Group, Ltd.	South Africa	409,463	2,746
Total			46,317

Consumer Discretionary (12.1%)
Alibaba Group Holding, Ltd. *	China	3,253,400	32,634
China Tourism Group Duty Free Corp., Ltd. - Class A	China	286,686	7,961
China Tourism Group Duty Free Corp., Ltd. - Class H *	China	193,500	4,864
JD.com, Inc. - Class A	China	655,300	16,547
Maruti Suzuki India, Ltd.	India	67,901	7,355
MercadoLibre, Inc. *	Brazil	8,906	7,372
Midea Group Co., Ltd. - Class A	China	1,310,667	9,107
Zhongsheng Group Holdings, Ltd.	China	1,551,000	6,098
Total			91,938

Consumer Staples (8.8%)
Budweiser Brewing Co. APAC, Ltd.	China	4,705,400	12,265
Fomento Economico Mexicano SAB de CV, ADR	Mexico	186,907	11,728
Foshan Haitian Flavouring and Food Co., Ltd. - Class A	China	754,484	8,771
Hindustan Unilever, Ltd.	India	479,301	15,786
Kweichow Moutai Co., Ltd. - Class A	China	43,473	11,435
Raia Drogasil SA	Brazil	1,639,141	6,907
Total			66,892

Energy (2.0%)
LUKOIL PJSC Æ	Russia	225,143	–
NovaTek PJSC Æ	Russia	795,201	–
PTT Exploration & Production PCL - Foreign Shares	Thailand	3,637,600	15,478
Total			15,478

Financials (27.3%)
AIA Group, Ltd.	Hong Kong	1,745,400	14,491
B3 SA - Brasil, Bolsa, Balcao	Brazil	3,857,830	9,333
Banco Bradesco SA, ADR	Brazil	4,416,757	16,254
Banco Santander Chile, ADR	Chile	440,748	6,175
Bank Central Asia Tbk PT	Indonesia	34,615,000	19,323
Bank of the Philippine Islands	Philippines	2,680,376	4,095
China Merchants Bank Co., Ltd. - Class H	China	3,087,500	14,285
Credicorp, Ltd.	Peru	30,500	3,745
Grupo Financiero Banorte SAB de CV	Mexico	2,977,752	19,121
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	251,492	8,539

Common Stocks (93.8%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Housing Development Finance Corp., Ltd.	India	1,001,574	27,891
Kasikornbank PCL - Foreign Shares	Thailand	1,970,100	7,599
Kotak Mahindra Bank, Ltd.	India	734,791	16,264
PT Bank Rakyat Indonesia Persero Tbk	Indonesia	43,958,756	12,931
Sanlam, Ltd.	South Africa	2,825,439	7,998
Sberbank of Russia PJSC *,Æ	Russia	1,471,064	–
SBI Life Insurance Co., Ltd.	India	1,290,676	19,748
Total			207,792

Health Care (2.4%)
Shenzhen Mindray Bio- Medical Electronics Co., Ltd.	China	210,106	8,872
Wuxi Biologics Cayman, Inc. *	China	1,533,000	9,185
Total			18,057

Industrials (6.4%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	343,370	6,763
NARI Technology Co., Ltd. - Class A	China	2,843,232	9,926
Rumo SA	Brazil	2,410,817	8,259
Samsung Engineering Co., Ltd. *	South Korea	684,375	10,784
Sungrow Power Supply Co., Ltd. - Class A	China	410,997	6,347
WEG SA	Brazil	1,097,046	6,536
Total			48,615

Information Technology (17.2%)
ASM International NV	Netherlands	21,243	4,753
ASML Holding NV	Netherlands	15,815	6,560
Delta Electronics, Inc.	Taiwan	1,115,000	8,861
Globant SA *	United States	34,929	6,534
Hon Hai Precision Industry Co., Ltd.	Taiwan	3,645,000	11,636
LONGi Green Energy Technology Co., Ltd. - Class A	China	1,494,242	10,036
Samsung Electronics Co., Ltd.	South Korea	370,318	13,607
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,040,290	53,107
Tata Consultancy Services, Ltd.	India	362,588	13,258
Yonyou Network Technology Co., Ltd. - Class A	China	1,237,380	3,057
Total			131,409

Materials (8.9%)
Anglo American Platinum, Ltd.	South Africa	190,573	13,382
Grupo Mexico SAB de CV	Mexico	4,236,628	14,330

Emerging Markets Equity Portfolio

Common Stocks (93.8%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
LG Chem, Ltd.	South Korea	37,623	13,942
Mondi PLC	Austria	697,977	10,771
UltraTech Cement, Ltd.	India	120,558	9,254
Yunnan Energy New Material Co., Ltd. - Class A	China	264,883	6,500
Total			68,179

Real Estate (1.2%)
China Resources Land, Ltd.	China	2,320,000	9,045
Total			9,045

Utilities (1.4%)
Power Grid Corp. of India, Ltd.	India	4,092,090	10,589
Total			10,589

Total Common Stocks (Cost: $832,979)			714,311

Preferred Stocks (3.5%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (3.5%)
Samsung Electronics Co., Ltd.	South Korea	809,516	26,340
Total			26,340

Total Preferred Stocks (Cost: $31,441)			26,340

Short-Term Investments (3.1%)
Money Market Funds (3.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	United States	23,361,089	23,361
Total			23,361

Total Short-Term Investments (Cost: $23,361)			23,361

Total Investments (100.4%) (Cost: $887,781)@			764,012

Other Assets, Less Liabilities (-0.4%)			(2,884)

Net Assets (100.0%)			761,128

Investments by Country of Risk as a Percentage of Net Assets:
China	29.1%
India	15.8%
Taiwan	9.7%
South Korea	8.5%
Brazil	7.2%
Mexico	6.8%
Indonesia	5.4%
Other	17.9%

Total	100.4%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $887,781 and the net unrealized depreciation of investments based on that cost was $123,769 which is comprised of $72,867 aggregate gross unrealized appreciation and $196,636 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$—	$26,340	$—
Common Stocks
Consumer Discretionary	12,236	79,702	—
Consumer Staples	18,635	48,257	—
Energy	—	15,478	—
Financials	54,628	153,164	—
Industrials	21,558	27,057	—
Information Technology	6,534	124,875	—
Materials	14,330	53,849	—
All Others	—	84,008	—
Short-Term Investments	23,361	—	—

Total Assets:	$151,282	$612,730	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2022.

For the period ended September 30, 2022, there were transfers from Level 1 to level 3 and Level 2 to Level 3 in the amount of $0 (in thousands). These transfers were the result of the third party vendor not being able to provide a daily price due to the liquidity and current market conditions in Russia.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand